Consolidated shareholders’ equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	20	1,940	170	20,080
% of share capital for the period	0.002%	0.156%	0.014%	1.554%